UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Jeffrey T. Rauman, President/Chief Executive Officer
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin 53202
(Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end:  September 30, 2020

Date of reporting period:  December 31, 2019

Item 1. Schedules of Investments.

Poplar Forest Partners Fund
Schedule of Investments
at December 31, 2019 (Unaudited)

Shares/Principal Amount		Value
	COMMON STOCKS - 95.6%
	Air Freight & Logistics - 1.2%
41,000	United Parcel Service, Inc. - Class B	$4,799,460

	Banks - 4.0%
460,000	Bank of America Corp.	16,201,200

	Capital Markets - 2.8%
250,000	E*TRADE Financial Corp.	11,342,500

	Consumer Finance - 3.3%
430,000	Ally Financial, Inc.	13,140,800

	Diversified Financial Services - 3.9%
625,000	AXA Equitable Holdings, Inc.	15,487,500

	Diversified Telecommunication Services - 5.9%
415,000	AT&T, Inc.	16,218,200
550,000	CenturyLink, Inc.	7,265,500
		23,483,700
	Energy Equipment & Services - 3.4%
535,000	Baker Hughes, Inc.	13,712,050

	Food & Staples Retailing - 8.9%
245,000	CVS Health Corp.	18,201,050
610,000	Kroger Co.	17,683,900
		35,884,950
	Food Products - 3.5%
410,000	Conagra Brands, Inc.	14,038,400

	Health Care Providers & Services - 4.4%
205,000	AmerisourceBergen Corp.	17,429,100

	Household Durables - 2.9%
600,000	Newell Brands, Inc.	11,532,000

	Insurance - 7.5%
300,000	American International Group, Inc.	15,399,000
250,000	Lincoln National Corp.	14,752,500
		30,151,500
	IT Services - 6.2%
220,000	DXC Technology Co.	8,269,800
125,000	International Business Machines Corp.	16,755,000
		25,024,800

	Media - 2.2%
205,000	ViacomCBS, Inc. - Class B (b)	8,603,850

	Metals & Mining - 2.8%
95,000	Reliance Steel & Aluminum Co.	11,377,200

	Oil, Gas & Consumable Fuels - 7.6%
385,000	Devon Energy Corp.	9,998,450
220,000	Murphy Oil Corp.	5,896,000
580,000	Noble Energy, Inc.	14,407,200
		30,301,650
	Pharmaceuticals - 7.1%
116,500	Eli Lilly & Co.	15,311,595
145,000	Merck & Co., Inc.	13,187,750
		28,499,345
	Semiconductors & Semiconductor Equipment - 3.3%
150,000	Qualcomm, Inc.	13,234,500

	Specialty Retail - 4.0%
100,000	Advance Auto Parts, Inc.	16,016,000

	Technology Hardware, Storage & Peripherals - 3.4%
865,000	Hewlett Packard Enterprise Co.	13,718,900

	Textiles, Apparel & Luxury Goods - 2.3%
340,000	Tapestry, Inc.	9,169,800

	Trading Companies & Distributors - 3.0%
155,000	MSC Industrial Direct Inc. - Class A	12,162,850

	Water Transportation - 2.0%
160,000	Carnival Corp. (a)	8,132,800

	TOTAL COMMON STOCKS (Cost $300,066,534)	383,444,855

	SHORT-TERM INVESTMENTS - 4.8%
	Money Market Fund - 1.6%
6,426,890	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class, 1.50% (c)	6,426,890
	U.S. Treasury Bills - 3.2%
4,500,000	1.35%, 1/14/20 (d)	4,497,806
3,950,000	1.39%, 1/21/20 (d)	3,946,946
3,000,000	1.40%, 1/28/20 (d)	2,996,842
1,250,000	1.48%, 2/27/20 (d)	1,247,074
		12,688,668
	Total Short-Term Investments (Cost $19,112,687)	19,115,558

	Total Investments in Securities (Cost $319,179,221) - 100.4%	402,560,413
	Liabilities in Excess of Other Assets - (0.4)%	(1,437,848)
	NET ASSETS - 100.0%	$401,122,565

(a)	U.S. traded security of a foreign issuer.
(b)	Non-voting shares.
(c)	Rate shown is the 7-day annualized yield at December 31, 2019.
(d)	Rate shown is the discount rate at December 31, 2019.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's
Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Poplar Forest Cornerstone Fund
Schedule of Investments
at December 31, 2019 (Unaudited)

Shares/Principal Amount		Value
	COMMON STOCKS - 66.6%
	Air Freight & Logistics - 0.8%
1,800	United Parcel Service, Inc. - Class B	$210,708

	Banks - 3.0%
15,800	Bank of America Corp.	556,476
1,200	SVB Financial Group (d)	301,248
		857,724
	Capital Markets - 2.0%
12,500	E*TRADE Financial Corp.	567,125

	Communications Equipment - 0.7%
4,000	Cisco Systems, Inc.	191,840

	Consumer Finance - 2.2%
20,500	Ally Financial, Inc.	626,480

	Diversified Financial Services - 2.6%
30,000	AXA Equitable Holdings, Inc.	743,400

	Diversified Telecommunication Services - 4.1%
19,900	AT&T, Inc.	777,692
28,000	CenturyLink, Inc.	369,880
		1,147,572
	Energy Equipment & Services - 2.4%
26,900	Baker Hughes, Inc.	689,447

	Food & Staples Retailing - 6.0%
11,600	CVS Health Corp.	861,764
29,700	Kroger Co.	861,003
		1,722,767
	Food Products - 1.9%
15,700	Conagra Brands, Inc.	537,568

	Health Care Providers & Services - 2.9%
9,700	AmerisourceBergen Corp.	824,694

	Household Durables - 1.9%
28,000	Newell Brands, Inc.	538,160

	Insurance - 5.5%
15,500	American International Group, Inc.	795,615
12,800	Lincoln National Corp.	755,328
		1,550,943
	IT Services - 4.2%
11,300	DXC Technology Co.	424,767
5,800	International Business Machines Corp.	777,432
		1,202,199
	Media - 1.5%
10,400	ViacomCBS, Inc. - Class B (f)	436,488

	Metals & Mining - 2.1%
4,900	Reliance Steel & Aluminum Co.	586,824

	Oil, Gas & Consumable Fuels - 4.7%
14,300	Devon Energy Corp.	371,371
11,100	Murphy Oil Corp.	297,480
26,200	Noble Energy, Inc.	650,808
		1,319,659
	Pharmaceuticals - 4.8%
5,600	Eli Lilly & Co.	736,008
7,000	Merck & Co., Inc.	636,650
		1,372,658
	Professional Services - 0.7%
1,400	Equifax, Inc.	196,168

	Semiconductors & Semiconductor Equipment - 2.3%
7,500	Qualcomm, Inc.	661,725

	Specialty Retail - 2.9%
5,100	Advance Auto Parts, Inc.	816,816

	Technology Hardware, Storage & Peripherals - 2.2%
39,700	Hewlett Packard Enterprise Co.	629,642

	Textiles, Apparel & Luxury Goods - 1.5%
16,000	Tapestry, Inc.	431,520

	Trading Companies & Distributors - 2.2%
7,900	MSC Industrial Direct Inc. - Class A	619,913

	Water Transportation - 1.5%
8,200	Carnival Corp. (a)	416,806

	TOTAL COMMON STOCKS (Cost $16,009,809)	18,898,846

	REIT - 0.9%
	Equity Real Estate Investment Trust (REIT) - 0.9%
11,500	Brixmor Property Group, Inc.	248,515

	TOTAL REIT (Cost $206,101)	248,515

	CORPORATE BONDS - 12.0%
	Banks - 2.6%
	Citizens Financial Group, Inc.
$700,000	3.75%, 7/1/24	727,515
	Health Care Equipment & Supplies - 2.7%
	Becton Dickinson and Co.
750,000	3.25%, 11/12/20	757,129
	Health Care Providers & Services - 1.2%
	Cardinal Health, Inc.
350,000	2.616%, 6/15/22	353,697
	Oil, Gas Services & Equipment - 2.8%
	Schlumberger Holdings Corp.
750,000	4.00%, 12/21/25 (e)	808,387
	Professional Services - 2.7%
	Equifax, Inc.
750,000	3.30%, 12/15/22	772,443
	Total Corporate Bonds (Cost $3,319,242)	3,419,171

	U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 13.0%
	U.S. Government Agency - 2.4%
	FHLMC
700,000	2.000%, 9/30/24 (g)	695,115
	Total U.S. Government Agency (Cost $699,818)	695,115

	U.S. Treasury Notes - 10.6%
	U.S. Treasury Note TIPS
719,793	0.125%, 4/15/20	718,931
750,433	0.125%, 1/15/22	750,089
758,667	0.125%, 7/15/24	763,313
754,553	0.250%, 7/15/29	762,144
	Total U.S. Treasury Notes (Cost $2,988,251)	2,994,477

	TOTAL U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES (Cost $3,688,069)	3,689,592

	SHORT-TERM INVESTMENTS - 7.6%
	Money Market Fund - 2.5%
707,696	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class, 1.50% (b)	707,696
	U.S. Treasury Bills - 5.1%
$140,000	1.35%, 1/14/20 (c)	139,932
140,000	1.39%, 1/21/20 (c)	139,892
210,000	1.40%, 1/28/20 (c)	209,779
95,000	1.39%, 1/30/20 (c)	94,893
100,000	1.48%, 2/27/20 (c)	99,766
100,000	1.49%, 3/26/20 (c)	99,649
100,000	1.51%, 4/23/20 (c)	99,525
100,000	1.51%, 5/21/20 (c)	99,408
95,000	1.53%, 6/18/20 (c)	94,319
95,000	1.52%, 7/16/20 (c)	94,208
90,000	1.52%, 8/13/20 (c)	89,147
90,000	1.51%, 9/10/20 (c)	89,046
90,000	1.50%, 10/8/20 (c)	88,945
		1,438,509
	Total Short-Term Investments (Cost $2,144,481)	2,146,205

	Total Investments in Securities (Cost $25,367,702) - 100.1%	28,402,329
	Liabilities in Excess of Other Assets - (0.1)%	(38,937)
	NET ASSETS - 100.0%	$28,363,392

REIT - Real Estate Investment Trust
FHLMC - Federal Home Loan Mortgage Corporation
TIPS - Treasury Inflation Protected Securities
(a)	U.S. traded security of a foreign issuer.
(b)	Rate shown is the 7-day annualized yield at December 31, 2019.
(c)	Rate shown is the discount rate at December 31, 2019.
(d)	Non-income producing security.
(e)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securites Act of 1933, as amended, and may be sold only to dealers in the program or other "qualified institutional buyers." As of December 31, 2019, the value of these investments was $808,387 or 2.9% of total net assets.

(f)	Non-voting shares.
(g)
Step-up bond; pays one interest rate for a certain period and a higher rate thereafter. The interest rate shown is the rate in effect as of December 31, 2019, and will increase to 2.25% on October 1, 2021.

Note 1 – Securities Valuation

The Poplar Forest Funds’ (the “Fund” or “Funds”) investments in securities are carried at their fair value. Each Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).

The Funds’ investments are carried at their fair value. Equity securities that are primarily traded on a national securities exchange shall be valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale price on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  Investments in open-end mutual funds, including money market funds, are valued at their net asset value per share.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Debt securities are valued at their bid prices furnished by an independent pricing service using valuation methods that are designed to represent fair value. These valuation methods can include matrix pricing and other analytical pricing models, market transactions, and dealer-supplied valuations. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. Most debt securities are categorized in level 2 of the fair value hierarchy.

Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The Board of Trustees (“Board”) has delegated day-to-day valuation issues to a Valuation Committee of Advisors Series Trust which is comprised of representatives from the Funds’ administrator, U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that each Fund has the ability to access.

•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing each Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ securities as of December 31, 2019:

Poplar Forest Partners Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$32,087,550	$-	$-	$32,087,550
Consumer Discretionary	44,850,600	-	-	44,850,600
Consumer Staples	31,722,300	-	-	31,722,300
Energy	44,013,700	-	-	44,013,700
Financials	86,323,500	-	-	86,323,500
Healthcare	64,129,495	-	-	64,129,495
Industrials	16,962,310	-	-	16,962,310
Information Technology	51,978,200	-	-	51,978,200
Materials	11,377,200	-	-	11,377,200
Total Common Stocks	383,444,855	-	-	383,444,855
Short-Term Investments	6,426,890	12,688,668	-	19,115,558
Total Investments in Securities	$389,871,745	$12,688,668	$-	$402,560,413

Poplar Forest Cornerstone Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$1,584,060	$-	$-	$1,584,060
Consumer Discretionary	2,203,302	-	-	2,203,302
Consumer Staples	1,398,571	-	-	1,398,571
Energy	2,009,106	-	-	2,009,106
Financials	4,345,672	-	-	4,345,672
Health Care	3,059,116	-	-	3,059,116
Industrials	1,026,789	-	-	1,026,789
Information Technology	2,685,406	-	-	2,685,406
Materials	586,824	-	-	586,824
Total Common Stocks	18,898,846	-	-	18,898,846

REITs	248,515	-	-	248,515
Fixed Income
Corporate Bonds	-	3,419,171	-	3,419,171
U.S. Government Agencies and Instrumentalities	-	3,689,592	-	3,689,592
Total Fixed Income	-	7,108,763	-	7,108,763
Short-Term Investments	707,696	1,438,509	-	2,146,205
Total Investments in Securities	$19,855,057	$8,547,272	$-	$28,402,329

Refer to the Funds’ schedules of investments for a detailed break-out of securities by industry classification.  Transfers between levels are recognized at December 31, 2019, the end of the reporting period.  During the period ended December 31, 2019, the Funds recognized no transfers between levels.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer/Principal Executive Officer and Vice President/Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*  /s/ Jeffrey T. Rauman
Jeffrey T. Rauman, President/Chief Executive Officer/Principal Executive Officer

Date       2/28/20

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Jeffrey T. Rauman
Jeffrey T. Rauman, President/Chief Executive Officer/Principal Executive Officer

Date       2/28/20

By (Signature and Title)*   /s/ Cheryl L. King
Cheryl L. King, Vice President/Treasurer/Principal Financial Officer

Date       2/19/20

* Print the name and title of each signing officer under his or her signature.